Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Accounting Policies [Abstract]
Accrual for estimated customer sales returns	$ 1,625.8	$ 1,175.9